                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

    * We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the Lord Abbett Growth and Income Portfolio (Class B).

2. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

                                                                 SUPP-MOCAAB510

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

    AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

    American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

        American Funds Global Growth Fund
        American Funds Global Small Capitalization Fund
        American Funds Growth Fund

    MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

        BlackRock High Yield Portfolio
        BlackRock Large Cap Core Portfolio
        Clarion Global Real Estate Portfolio
        Dreman Small Cap Value Portfolio
        Lazard Mid Cap Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        Lord Abbett Mid Cap Value Portfolio
        Met/Franklin Mutual Shares Portfolio
        Met/Templeton Growth Portfolio
        MFS(R) Emerging Markets Equity Portfolio
        MFS(R) Research International Portfolio
        Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap
          Growth Portfolio)
        Oppenheimer Capital Appreciation Portfolio
        PIMCO Inflation Protected Bond Portfolio
        PIMCO Total Return Portfolio
        Pioneer Fund Portfolio (Class A)
        Pioneer Strategic Income Portfolio (Class A)
        Van Kampen Comstock Portfolio

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        BlackRock Bond Income Portfolio (Class B)
        BlackRock Legacy Large Cap Growth Portfolio (Class A)
        BlackRock Money Market Portfolio (Class B)
        Davis Venture Value Portfolio (Class E)
        Loomis Sayles Small Cap Growth Portfolio (Class B)
        Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
        MFS(R) Value Portfolio (Class B)
        Oppenheimer Global Equity Portfolio (Class B)

    MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

        MetLife Defensive Strategy Portfolio
        MetLife Moderate Strategy Portfolio
        MetLife Balanced Strategy Portfolio
        MetLife Growth Strategy Portfolio
        MetLife Aggressive Strategy Portfolio

    MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

    In addition to the portfolios listed above under Met Investors Series
    Trust, the following Class B portfolio is also available under the contract:

        Met/Franklin Templeton Founding Strategy Portfolio

    MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

        SSgA Growth and Income ETF Portfolio
        SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph following the "Standard Dollar Cost Averaging (DCA)" heading:

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

4. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

5. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the first paragraph under the "Distributor" heading:

    Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

6. APPENDIX A

At the end of APPENDIX A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

    DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance
    Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) and Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); (c) Met Investors Series
    Trust: T. Rowe Price Mid Cap Growth

    Portfolio (closed effective May 1, 2003), for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), and Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB):
    Putnam VT Equity Income Fund (closed effective April 28, 2008).

Add the following to the end of the "Discontinued Investment Portfolios" section:

    Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 709-2811
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                  NET
                                                                ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                               12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                    MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                       FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                    ---------- ------- -------- -------- --------- ----------- ---------
AMERICAN FUNDS INSURANCE SERIES
  (REG. TM)
   American Funds Global Growth
     Fund..........................    0.54%    0.25%    0.03%    0.00%    0.82%      0.00%      0.82%
   American Funds Global Small
     Capitalization Fund...........    0.72%    0.25%    0.04%    0.00%    1.01%      0.00%      1.01%
   American Funds Growth Fund......    0.33%    0.25%    0.02%    0.00%    0.60%      0.00%      0.60%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio.....................    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   BlackRock Large Cap Core
     Portfolio.....................    0.59%    0.25%    0.06%    0.00%    0.90%      0.00%      0.90%
   Clarion Global Real Estate
     Portfolio.....................    0.64%    0.25%    0.09%    0.00%    0.98%      0.00%      0.98%
   Dreman Small Cap Value
     Portfolio.....................    0.79%    0.25%    0.10%    0.00%    1.14%      0.00%      1.14%
   Lazard Mid Cap Portfolio........    0.70%    0.25%    0.04%    0.00%    0.99%      0.00%      0.99%
   Lord Abbett Bond Debenture
     Portfolio.....................    0.51%    0.25%    0.04%    0.00%    0.80%      0.00%      0.80%
   Lord Abbett Growth and Income
     Portfolio.....................    0.53%    0.25%    0.03%    0.00%    0.81%      0.00%      0.81%
   Lord Abbett Mid Cap Value
     Portfolio.....................    0.68%    0.25%    0.08%    0.00%    1.01%      0.00%      1.01%
   Met/Franklin Mutual Shares
     Portfolio.....................    0.80%    0.25%    0.10%    0.00%    1.15%      0.00%      1.15%
   Met/Templeton Growth
     Portfolio.....................    0.69%    0.25%    0.18%    0.00%    1.12%      0.07%      1.05%
   MFS (Reg. TM) Emerging
     Markets Equity Portfolio......    0.99%    0.25%    0.18%    0.00%    1.42%      0.00%      1.42%
   MFS (Reg. TM) Research
     International Portfolio.......    0.71%    0.25%    0.10%    0.00%    1.06%      0.00%      1.06%
   Morgan Stanley Mid Cap Growth
     Portfolio.....................    0.70%    0.25%    0.20%    0.00%    1.15%      0.00%      1.15%
   Oppenheimer Capital
     Appreciation Portfolio........    0.60%    0.25%    0.07%    0.00%    0.92%      0.00%      0.92%
   PIMCO Inflation Protected Bond
     Portfolio.....................    0.48%    0.25%    0.05%    0.00%    0.78%      0.00%      0.78%
   PIMCO Total Return Portfolio....    0.48%    0.25%    0.04%    0.00%    0.77%      0.00%      0.77%
   Pioneer Fund Portfolio..........    0.66%    0.00%    0.08%    0.00%    0.74%      0.00%      0.74%
   Pioneer Strategic Income
     Portfolio.....................    0.60%    0.00%    0.06%    0.00%    0.66%      0.00%      0.66%
   Van Kampen Comstock
     Portfolio.....................    0.61%    0.25%    0.03%    0.00%    0.89%      0.00%      0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income
     Portfolio.....................    0.38%    0.25%    0.05%    0.00%    0.68%      0.03%      0.65%
   BlackRock Legacy Large Cap
     Growth Portfolio..............    0.73%    0.00%    0.10%    0.00%    0.83%      0.01%      0.82%
   BlackRock Money Market
     Portfolio(1)(2)...............    0.32%    0.25%    0.02%    0.00%    0.59%      0.01%      0.58%
   Davis Venture Value Portfolio...    0.71%    0.15%    0.03%    0.00%    0.89%      0.05%      0.84%
   Loomis Sayles Small Cap Growth
     Portfolio.....................    0.90%    0.25%    0.45%    0.00%    1.60%      0.05%      1.55%
   Met/Dimensional International
     Small Company Portfolio.......    0.81%    0.25%    0.19%    0.00%    1.25%      0.00%      1.25%
   MFS (Reg. TM) Total Return
     Portfolio.....................    0.54%    0.25%    0.06%    0.00%    0.85%      0.00%      0.85%
   MFS (Reg. TM) Value
     Portfolio.....................    0.71%    0.25%    0.03%    0.00%    0.99%      0.08%      0.91%
   Oppenheimer Global Equity
     Portfolio.....................    0.53%    0.25%    0.11%    0.00%    0.89%      0.00%      0.89%

                                                                                                    NET
                                                                  ACQUIRED   TOTAL   CONTRACTUAL   TOTAL
                                                 12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                      MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                         FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                      ---------- ------- -------- -------- --------- ----------- ---------

MET INVESTORS SERIES TRUST - METLIFE
  ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
     Portfolio(3)....................    0.07%    0.25%    0.03%    0.56%    0.91%      0.00%      0.91%
   MetLife Moderate Strategy
     Portfolio(3)....................    0.07%    0.25%    0.00%    0.65%    0.97%      0.00%      0.97%
   MetLife Balanced Strategy
     Portfolio(3)....................    0.06%    0.25%    0.00%    0.66%    0.97%      0.00%      0.97%
   MetLife Growth Strategy
     Portfolio(3)....................    0.06%    0.25%    0.00%    0.73%    1.04%      0.00%      1.04%
   MetLife Aggressive Strategy
     Portfolio(3)....................    0.10%    0.25%    0.02%    0.73%    1.10%      0.02%      1.08%

MET INVESTORS SERIES TRUST -
  FRANKLIN TEMPLETON ASSET
  ALLOCATION PORTFOLIO
   Met/Franklin Templeton Founding
     Strategy Portfolio(4)...........    0.05%    0.25%    0.03%    0.84%    1.17%      0.03%      1.14%

MET INVESTORS SERIES TRUST - SSGA
  ETF PORTFOLIOS
   SSgA Growth and Income ETF
     Portfolio(5)....................    0.33%    0.25%    0.07%    0.21%    0.86%      0.03%      0.83%
   SSgA Growth ETF Portfolio(5)......    0.33%    0.25%    0.10%    0.22%    0.90%      0.03%      0.87%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2009.

(1) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(2) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.

(3) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(4) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

(5) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

AMERICAN FUNDS INSURANCE SERIES (REG. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

    AMERICAN FUNDS GLOBAL GROWTH FUND

    INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

    INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

    AMERICAN FUNDS GROWTH FUND

    INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:

    BLACKROCK HIGH YIELD PORTFOLIO

    SUBADVISER: BlackRock Financial Management, Inc.

    INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

    BLACKROCK LARGE CAP CORE PORTFOLIO

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

    CLARION GLOBAL REAL ESTATE PORTFOLIO

    SUBADVISER: ING Clarion Real Estate Securities LLC

    INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

    DREMAN SMALL CAP VALUE PORTFOLIO

    SUBADVISER: Dreman Value Management, LLC

    INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

    LAZARD MID CAP PORTFOLIO

    SUBADVISER: Lazard Asset Management LLC

    INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

    LORD ABBETT BOND DEBENTURE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

    LORD ABBETT MID CAP VALUE PORTFOLIO

    SUBADVISER: Lord, Abbett & Co. LLC

    INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

    MET/FRANKLIN MUTUAL SHARES PORTFOLIO

    SUBADVISER: Franklin Mutual Advisers, LLC

    INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

    MET/TEMPLETON GROWTH PORTFOLIO

    SUBADVISER: Templeton Global Advisors Limited

    INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

    MFS (REG. TM) EMERGING MARKETS EQUITY PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.

    MFS (REG. TM) RESEARCH INTERNATIONAL PORTFOLIO

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

    MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B) (formerly Van Kampen Mid Cap Growth Portfolio)

    SUBADVISER: Morgan Stanley Investment Management Inc.

    INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

    OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

    SUBADVISER: OppenheimerFunds, Inc.

    INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

    PIMCO INFLATION PROTECTED BOND PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

    PIMCO TOTAL RETURN PORTFOLIO

    SUBADVISER: Pacific Investment Management Company LLC

    INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

    PIONEER FUND PORTFOLIO (CLASS A)

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

    PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

    SUBADVISER: Pioneer Investment Management, Inc.

    INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

    VAN KAMPEN COMSTOCK PORTFOLIO

    SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

    INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

    BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

    BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

    BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

    SUBADVISER: BlackRock Advisors, LLC

    INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

    An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

    During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

    DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

    SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

    INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

    LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

    SUBADVISER: Loomis, Sayles & Company, L.P.

    INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

    MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

    SUBADVISER: Dimensional Fund Advisors LP

    INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

    MFS (REG. TM) TOTAL RETURN PORTFOLIO (CLASS B)

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

    MFS (REG. TM) VALUE PORTFOLIO (CLASS B)

    SUBADVISER: Massachusetts Financial Services Company

    INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.

    OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

    SUBADVISER: OppenheimerFunds, Inc.

    INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

    METLIFE DEFENSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital a secondary objective.

    METLIFE MODERATE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

    METLIFE BALANCED STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

    METLIFE GROWTH STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

    METLIFE AGGRESSIVE STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

    MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

    INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

    SSGA GROWTH AND INCOME ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

    SSGA GROWTH ETF PORTFOLIO

    SUBADVISER: SSgA Funds Management, Inc.

    INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.